Other operating items	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other operating items	Other operating items
Other operating items consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Impairment of long lived assets	—	(152)	—	—	(152)
Gain on disposals	—	11	—	2	11
Other	—	—	—	—	3
Total other operating items	—	(141)	—	2	(138)
The impairment of long-lived assets in 2021 relates to the impairment of the West Hercules connected to changes in the leasing arrangements with SFL.
Gain on disposals for the three months ended June 30, 2021 (Predecessor) relates to the sale of the West Vigilant to PT Duta Marina for $7 million and sale of equipment to Northern Ocean for $4 million. There were no gains/losses recorded on the sale of the Sevan Driller and Sevan Brasil in April 2022.